Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income (Loss) [Abstract]
REVENUES	$ 1,953,782	$ 2,095,753	$ 2,181,605
OPERATING EXPENSES
Voyage expenses	176,614	245,097	294,091
Vessel operating expenses (note 15)	677,687	630,547	615,764
Time-charter hire expense	214,179	285,992	438,877
Depreciation and amortization	428,608	440,705	437,176
General and administrative (notes 12 and 15)	223,616	193,743	198,836
Asset impairments and net loss on sale of vessels and equipment (notes 6 and 18)	151,059	49,150	12,629
Bargain purchase gain	(58,235)
Goodwill impairment charge (note 6)	36,652
Restructuring charges (note 20)	5,490	16,396	14,444
Total operating expenses	1,855,670	1,861,630	2,011,817
Income from vessel operations	98,112	234,123	169,788
OTHER ITEMS
Interest expense	(137,604)	(136,107)	(141,448)
Interest income	10,078	12,999	19,999
Realized and unrealized (loss) gain on non-designated derivative instruments (note 15)	(342,722)	(299,598)	140,046
Equity (loss) income (notes 18b and 23)	(35,309)	(11,257)	52,242
Foreign exchange gain (loss) (notes 8 and 15)	12,654	31,983	(20,922)
Loss on notes repurchase (note 8)		(12,645)	(566)
Other income (note 14)	12,360	7,527	13,527
Net (loss) income before taxes	(382,431)	(172,975)	232,666
Income tax (expense) recovery (note 21)	(4,290)	6,340	(22,889)
Net (loss) income	(386,721)	(166,635)	209,777
Less: Net loss (income) attributable to non-controlling interests	17,805	(100,652)	(81,365)
Net (loss) income attributable to stockholders of Teekay Corporation	$ (368,916)	$ (267,287)	$ 128,412
Per common share of Teekay Corporation (note 19)
Basic (loss) earnings attributable to stockholders of Teekay Corporation	$ (5.25)	$ (3.67)	$ 1.77
Diluted (loss) earnings attributable to stockholders of Teekay Corporation	$ (5.25)	$ (3.67)	$ 1.76
Cash dividends declared	$ 1.2650	$ 1.2650	$ 1.2650
Weighted average number of common shares outstanding (note 19)
Basic	70,234,817	72,862,617	72,549,361
Diluted	70,234,817	72,862,617	73,058,831